Offerings - Offering: 1	Apr. 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 346,072.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47.79
Offering Note	* Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the product of: (i) approximately 216,295 pre-Consolidation Common Shares, no par value per share, of COSCIENS Biopharma Inc., a corporation incorporated under the Canada Business Corporations Act (the "Corporation"), that will be cashed out in connection with the Share Capital Amendment; multiplied by (ii) $1.60 per Common Share, being the cash consideration payable to holders of fewer Common Shares than the Consolidation Ratio. The calculation of the filing fee is based on information provided by the Corporation as of April 17, 2026. ** The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2026, effective October 1, 2025, by multiplying the transaction value by 0.00013810. *** Not applicable.